ACQUISITION OF NISHIWAKI FAB IN JAPAN (Tables)	12 Months Ended
Dec. 31, 2013
ACQUISITION OF NISHIWAKI FAB IN JAPAN [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
As of June 3, 2011
Current assets	$25,783
Property, plant, and equipment, including real estate	145,559
Intangible assets	11,156
Other assets	2,900
Total assets as of acquisition date	185,398

Current liabilities	28,317
Long-term liabilities (mainly employees related termination benefits)	74,984
Total liabilities as of acquisition date	103,301
Net assets as of acquisition date	$82,097